Borrowings (Details Narrative)	Apr. 30, 2025 USD ($)	Apr. 30, 2025 SGD ($)	Apr. 30, 2024 USD ($)	Apr. 30, 2024 SGD ($)	Apr. 30, 2023 SGD ($)	Apr. 30, 2022 SGD ($)
IfrsStatementLineItems [Line Items]
Carry amounts of lease liabilities	$ 390,267	$ 509,455		$ 528,585	$ 545,021	$ 612,329
Cash outflow for lease		$ 242,052		58,226	$ 116,685
Lease liabilities type [member]
IfrsStatementLineItems [Line Items]
Borrowings interest, rate	3.38%	3.38%
Carry amounts of lease liabilities	$ 390,267	$ 509,455	$ 387,639	$ 528,585
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Borrowings interest, rate	2.25%	2.25%	2.27%	2.27%
Bottom of range [member] | Lease liabilities type [member]
IfrsStatementLineItems [Line Items]
Borrowings interest, rate	2.25%	2.25%
Top of range [member]
IfrsStatementLineItems [Line Items]
Borrowings interest, rate	7.75%	7.75%	8.03%	8.03%
Top of range [member] | Lease liabilities type [member]
IfrsStatementLineItems [Line Items]
Borrowings interest, rate	3.38%	3.38%